Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2015	As of December 31, 2014
Accrued payroll	$1,643	$1,175
Accrued interest	9,073	9,457
Accrued expenses	8,565	14,073

Total	$19,281	$24,705